Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ 2,979	$ (3,824)
Prior service cost	705
Amortization of net actuarial (loss) gain	556	289	$ 90
Amortization of prior service credit (cost)	100	(90)	(90)
Total	4,340	(3,625)
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	2,149	(2,240)
Prior service cost	0
Amortization of net actuarial (loss) gain	0	(67)
Amortization of prior service credit (cost)	0	0
Total	2,149	(2,307)
Postretirement Benefits [Member]
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,000
Effect of one percentage point decrease on in assumed health care cost	(821)
Effect of one percentage point increase on in interest and service components	51
Effect of one percentage point decrease on in interest and service components	(40)
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	830	(1,584)
Prior service cost	705	0	0
Amortization of net actuarial (loss) gain	556	356
Amortization of prior service credit (cost)	100	(90)	$ (90)
Total	$ 2,191	$ (1,318)